Statement of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Total revenue
Cost of revenue
Gross profit
Salaries	120,653	242,133	352,380	523,456	520,327
Consulting	80,090	104,113	254,052	233,232	322,278
Research & Development	256,928	77,700	553,376	155,421	250,640
Stock Based Compensation	(1,343,866)	24,192,000	214,884	24,192,000	4,182,014
Selling General & Administrative -Other	102,036	103,099	407,269	323,994	523,694	175,000
Operating expenses	(784,159)	24,719,045	1,781,961	25,418,103	5,798,953	175,000
Loss from Operations	784,159	(24,719,045)	(1,781,961)	(25,418,103)	(5,798,953)	(175,000)
Interest Income - Money Market	1,479		8,522
Interest Expense - Promissory Notes	(15,333)	(30,684)	(125,157)	(30,684)	87,307
Interest Expense - Beneficial Conversion Feature		(2,256,000)		(3,481,000)	3,995,500
Asset Impairment Charge					625,333
Other income (expense)	(13,854)	(2,286,684)	(116,635)	(3,511,684)	(4,708,140)
Federal income tax expense
Net loss	$ 770,305	$ (27,005,729)	$ (1,898,596)	$ (28,929,787)	$ (10,507,093)	$ (175,000)
Weighted average shares - basic and diluted	7,362,046	5,918,862	7,362,046	5,918,862	4,724,161	943,735
Loss per share - basic and diluted	$ 0.1	$ (4.56)	$ (0.26)	$ (4.89)	$ (2.22)	$ (0.19)